              Oppenheimer Champion Income Fund
         Supplement dated September 23, 2004 to the
             Prospectus dated November 21, 2003

This supplement amends the Prospectus of Oppenheimer
Champion Income Fund (the "Fund") dated November 21, 2003,
and is in addition to the supplement dated July 6, 2004.
The Prospectus supplement dated April 21, 2004 is replaced
with this supplement.

1. The "Shareholder  Fees" table and accompanying  footnotes on page 8 are deleted and replaced with the following:

Shareholder   Fees   (charges   paid   directly   from  your
investment):
-------------------------------------------------------------------------
                                    Class A   Class B  Class C  Class N
                                     Shares    Shares   Shares   Shares
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Maximum Sales Charge (Load)           4.75%     None     None     None
on purchases (as % of offering
price)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load)
(as % of the lower of the original    None1     5%2      1%3      1%4
offering price or redemption
proceeds)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Redemption Fee (as a percentage of    2.00%    2.00%    2.00%    2.00%
total redemption proceeds)5
-------------------------------------------------------------------------
1.  A  contingent   deferred   sales  charge  may  apply  to
redemptions  of  investments of $1 million or more ($500,000 for certain  retirement  plan  accounts)  of Class A shares.
See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase.  The contingent  deferred  sales  charge  declines  to 1% in  the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4.  Applies  to  shares  redeemed  within  18  months  of  a retirement plan's first purchase of Class N shares.
5.  Effective  March 15, 2004, the redemption fee applies to the  proceeds of Fund shares  that are  redeemed  (either by selling or  exchanging to another  Oppenheimer  fund) within
30 days of  their  purchase.  See "How to Sell  Shares"  for more information on when the redemption fee will apply.

2. The   following   replaces   the   paragraph    captioned
   "Portfolio  Managers"  under the section  captioned  "How
   the Fund is Managed" on page 15:

      Portfolio Manager.  The portfolio manager of the
         Fund  is  Dimitrios  Kourkoulakos.  He is the
         person   principally   responsible   for  the
         day-to-day    management    of   the   Fund's
         portfolio  since  June 2002;  he shared  that
         responsibility  as co-portfolio  manager from
         February  5,  2003 to April 19,  2004.  He is
         Vice   President  of  the  Fund  and  of  the
         Manager.   He  also  serves  as  officer  and
         portfolio   manager  for  other   Oppenheimer
         funds.

3. The following  new section  should be added to the end of the section  captioned  "ABOUT THE FUND - HOW THE FUND IS
   MANAGED",  immediately  following  the  paragraph  titled
   "Advisory Fees" on page 15:

            Pending  Litigation.  Three law suits  have been
            filed as putative  derivative  and class actions
            against the investment Manager,  Distributor and
            Transfer   Agent  of  the  Fund,   some  of  the
            Oppenheimer  funds,   including  the  Fund,  and
            directors  or trustees  of some of those  funds,
            excluding the Fund. The  complaints  allege that
            the   Manager   charged   excessive   fees   for
            distribution  and other costs,  improperly  used
            assets  of the  funds  in the  form of  directed
            brokerage  commissions  and  12b-1  fees  to pay
            brokers to promote sales of  Oppenheimer  funds,
            and failed to properly  disclose the use of fund
            assets to make those  payments in  violation  of
            the  Investment  Company Act and the  Investment
            Advisers  Act of 1940.  The  complaints  further
            allege that by permitting  and/or  participating
            in  those  actions,   the  defendant   directors
            breached   their   fiduciary   duties   to  fund
            shareholders  under the  Investment  Company Act
            and at common  law.  Those law suits  were filed
            on August  31,  2004,  September  3,  2004,  and
            September 14, 2004,  respectively,  in the U. S.
            District Court for the Southern  District of New
            York.    The   complaints    seek    unspecified
            compensatory  and punitive  damages,  rescission
            of the funds'  investment  advisory  agreements,
            an accounting of all fees paid,  and an award of
            attorneys' fees and litigation expenses.

            The  Manager  and the  Distributor  believe  the
            claims   asserted  in  these  law  suits  to  be
            without  merit,  and  intend to defend the suits
            vigorously.  The Manager and the  Distributor do
            not believe that the pending  actions are likely
            to have a  material  adverse  effect on the Fund
            or on their ability to perform their  respective
            investment  advisory or distribution  agreements
            with the Fund.

4. The  following  is added to the  section  in "About  Your
   Account  - How to Sell  Shares"  on page  26  before  the
   sub-section   entitled   "Certain   Requests   Require  a
   Signature Guarantee."

      Redemption  Fee.  Effective  March 15, 2004, the
      Fund  assesses a 2% fee on the  proceeds of Fund
      shares that are  redeemed  (either by selling or
      exchanging to another  Oppenheimer  fund) within
      30 days of their  purchase.  The  redemption fee
      is paid to the Fund,  and is  intended to offset
      the  trading  costs,  market  impact  and  other
      costs    associated   with   short-term    money
      movements   in  and   out  of  the   Fund.   The
      redemption  fee is imposed  to the  extent  that
      Fund  shares  redeemed  exceed  Fund shares that
      have been held more than 30 days.  For shares of
      the  Fund  acquired  by  exchange,  the  holding
      period prior to the  exchange is not  considered
      in  determining  whether to apply the redemption
      fee.

         The redemption fee is not imposed on shares:
o     held   in   certain   omnibus   accounts,    including
         retirement  plans  qualified  under  Sections
         401(a)  or  401(k)  of the  Internal  Revenue
         Code,   Section   403(b)(7)   custodial  plan
         accounts,  or plans  administered  as college
         savings  programs  under  Section  529 of the
         Internal Revenue Code,
o     redeemed under automatic  withdrawal plans or pursuant
         to      automatic       re-balancing       in
         OppenheimerFunds Portfolio Builder accounts,
      o  redeemed  due to death or  disability  of the
         shareholder, or
o     redeemed  from  accounts for which the dealer,  broker
         or  financial   institution   of  record  has
         entered   into   an   agreement    with   the
         Distributor for this purpose.

5. The  following  bullet is added at the end of the section titled "ARE THERE LIMITATIONS ON EXCHANGES?" on page 30:

      o  Effective  March 15, 2004,  the Fund assesses
         a 2% fee on the  proceeds of Fund shares that
         are   redeemed    (either   by   selling   or
         exchanging  to  another   Oppenheimer   fund)
         within  30 days of  their  purchase.  Further
         details are set forth above.

September 23, 2004                                            PS0190.027